Performance Management	Feb. 27, 2025
INVESCO BALANCED-RISK ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	December 31, 2020	10.48%
Worst Quarter	March 31, 2020	-12.14%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.48%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6/2/2009	-2.51%	0.95%	2.64%
Return After Taxes on Distributions		-7.08	-1.94	0.02
Return After Taxes on Distributions and Sale of Fund Shares		-1.43	-0.34	1.03

Class C	6/2/2009	1.46	1.34	2.60

Class R	6/2/2009	2.86	1.84	2.95

Class Y	6/2/2009	3.38	2.34	3.47

Class R5	6/2/2009	3.57	2.38	3.52

Class R6	9/24/2012	3.61	2.46	3.59

Custom Invesco Balanced Risk Allocation Style Index is composed of 60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		11.54	6.87	6.75

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Balanced-Risk Commodity Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	December 31, 2020	16.41%
Worst Quarter	March 31, 2020	-25.32%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.41%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/30/2010	-0.39%	5.85%	1.67%
Return After Taxes on Distributions		-1.88	3.13	0.20
Return After Taxes on Distributions and Sale of Fund Shares		0.15	3.41	0.66

Class C	11/30/2010	3.64	6.24	1.63

Class R	11/30/2010	5.20	6.79	1.99

Class Y	11/30/2010	5.72	7.31	2.49

Class R5	11/30/2010	5.69	7.33	2.54

Class R6	9/24/2012	5.83	7.32	2.57

Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)		5.38	6.77	1.28

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)		-1.69	-1.96	0.15

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Total Return Bond Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	December 31, 2023	6.87%
Worst Quarter	June 30, 2022	-6.13%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.87%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	4/15/1988	-2.16%	-1.01%	1.03%
Return After Taxes on Distributions		-3.88	-2.63	-0.41
Return After Taxes on Distributions and Sale of Fund Shares		-1.27	-1.36	0.21

Class C	7/11/1995	0.39	-0.87	0.83

Class R	3/1/2001	1.87	-0.41	1.19

Class Y	4/27/1998	2.37	0.14	1.76

Class R5	5/24/2019	2.40	0.14	1.63 [1]

Class R6	4/27/2012	2.43	0.20	1.82

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)		2.03	0.23	2.29

FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)		1.27	-0.33	1.36

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Developing Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Developing Markets Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	December 31, 2020	18.92%
Worst Quarter	March 31, 2020	-22.88%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/18/1996	-6.82%	-3.41%	1.26%
Return After Taxes on Distributions		-6.15	-3.46	1.21
Return After Taxes on Distributions and Sale of Fund Shares		-3.35	-2.31	1.17

Class C	11/18/1996	-3.09	-3.05	1.22

Class R	3/1/2001	-1.63	-2.57	1.58

Class Y	9/7/2005	-1.12	-2.07	2.09

Class R5	5/24/2019	-1.05	-1.96	2.04 [1]

Class R6	12/29/2011	-0.97	-1.93	2.26

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		7.50	1.70	3.64

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Discovery Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Mid Cap Growth Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	31.11%
Worst Quarter	June 30, 2022	-19.86%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/1/2000	17.29%	8.74%	10.59%
Return After Taxes on Distributions		16.04	7.39	9.18
Return After Taxes on Distributions and Sale of Fund Shares		11.22	6.82	8.41

Class C	11/1/2000	22.22	9.20	10.56

Class R	3/1/2001	23.82	9.72	10.94

Class Y	11/1/2000	24.41	10.25	11.49

Class R5	5/24/2019	24.50	10.33	11.42 [1]

Class R6	2/28/2013	24.55	10.40	11.66

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		22.10	11.47	11.54

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Emerging Markets Local Debt Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Emerging Markets Local Debt Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	11.81%
Worst Quarter	March 31, 2020	-15.51%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6/30/2010	-9.15%	-2.64%	0.43%
Return After Taxes on Distributions		-10.60	-3.98	-0.96
Return After Taxes on Distributions and Sale of Fund Shares		-5.39	-2.50	-0.25

Class C	6/30/2010	-6.56	-2.54	0.20

Class R	6/30/2010	-5.19	-2.05	0.58

Class Y	6/30/2010	-4.70	-1.53	1.12

Class R5	5/24/2019	-4.70	-1.47	1.04 [1]

Class R6	9/28/2012	-4.89	-1.47	1.19

JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)		-2.38	-1.86	0.43

Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		-4.22	-3.37	-0.90

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco EQV Emerging Markets All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	21.06%
Worst Quarter	March 31, 2020	-25.47%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	1/11/1994	-6.12%	-1.74%	2.07%
Return After Taxes on Distributions		-6.19	-2.22	1.77
Return After Taxes on Distributions and Sale of Fund Shares		-3.25	-1.15	1.77

Class C	3/1/1999	-2.38	-1.36	2.04

Class Y	10/3/2008	-0.42	-0.37	2.91

Class R5	10/25/2005	-0.33	-0.31	3.00

Class R6	9/24/2012	-0.29	-0.24	3.06

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		7.50	1.70	3.64

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Global Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Allocation Fund (the predecessor fund) as the result of a reorganization of the predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	December 31, 2020	14.42%
Worst Quarter	March 31, 2020	-13.58%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.42%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/1/1991	-0.18%	3.73%	4.30%
Return After Taxes on Distributions		-0.49	2.32	3.18
Return After Taxes on Distributions and Sale of Fund Shares		-0.04	2.50	3.05

Class C	9/1/1993	3.80	4.12	4.26

Class R	3/1/2001	5.29	4.65	4.62

Class Y	5/1/2000	5.84	5.17	5.15

Class R5	5/24/2019	6.01	5.33	5.12 [1]

Class R6	2/28/2012	6.02	5.31	5.32

Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Global Aggregate Bond USD Hedged Index (reflects no deduction for fees, expenses or taxes)		11.78	6.51	6.47

Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)		3.40	0.48	2.01

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Global Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	March 31, 2019	15.55%
Worst Quarter	March 31, 2020	-18.16%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.55%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	5/2/2014	2.85%	1.62%	3.49%
Return After Taxes on Distributions		2.25	1.12	2.89
Return After Taxes on Distributions and Sale of Fund Shares		2.10	1.20	2.65

Class C	5/2/2014	6.94	1.99	3.44

Class R	5/2/2014	8.58	2.50	3.81

Class Y	5/2/2014	9.12	3.03	4.33

Class R5	5/2/2014	9.11	3.03	4.33

Class R6	5/2/2014	9.03	3.02	4.32

Dow Jones Brookfield Global Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		9.93	3.65	4.69

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.67	11.17	9.95

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Global Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the
Oppenheimer Global Strategic Income Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable-fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	15.04%
Worst Quarter	March 31, 2020	-17.13%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	10/16/1989	-1.12%	-1.05%	0.99%
Return After Taxes on Distributions		-2.54	-2.19	-0.39
Return After Taxes on Distributions and Sale of Fund Shares		-0.65	-1.27	0.16

Class C	5/26/1995	1.51	-0.95	0.81

Class R	3/1/2001	3.00	-0.49	1.17

Class Y	1/26/1998	3.86	0.07	1.67

Class R5	5/24/2019	3.64	0.14	1.63 [1]

Class R6	1/27/2012	3.63	0.22	1.81

Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)		-1.69	-1.96	0.15

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Health Care Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of two style-specific benchmarks and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	December 31, 2019	19.62%
Worst Quarter	March 31, 2020	-16.50%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.62%
Highest Quarterly Return, Date	Dec. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/7/1989	-1.76%	2.37%	4.58%
Return After Taxes on Distributions		-2.88	0.82	2.95
Return After Taxes on Distributions and Sale of Fund Shares		-0.20	1.85	3.41

Class C	3/1/1999	2.31	2.76	4.54

Class Y	10/3/2008	4.22	3.79	5.44

Investor Class	7/15/2005	3.97	3.53	5.17

Class R6	4/4/2017	4.30	3.88	5.44 [1]

S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)		2.81	7.70	9.18

MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		1.13	6.18	7.33

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.67	11.17	9.95

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco International Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Bond Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. The returns for Class R5 shares shown for periods ending on or prior to May 24, 2019 are those of the Class A shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	15.69%
Worst Quarter	March 31, 2020	-16.89%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6/15/1995	-2.45%	-2.24%	0.42%
Return After Taxes on Distributions		-2.81	-3.02	-0.39
Return After Taxes on Distributions and Sale of Fund Shares		-1.45	-2.00	-0.02

Class C	6/15/1995	0.42	-2.09	0.25

Class R	3/1/2001	1.90	-1.63	0.61

Class Y	9/27/2004	2.42	-1.13	1.12

Class R5	5/24/2019	2.43	-1.02	1.04 [1]

Class R6	1/27/2012	2.23	-1.08	1.23

FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)		-5.32	-4.81	-1.53

Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified Index and 20% JP Morgan EMBI Global Diversified Index) (reflects no deduction for fees, expenses or taxes)		-2.13	-2.87	0.07

JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)		-2.38	-1.86	0.43

JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)		6.54	0.12	3.13

Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		-4.22	-3.37	-0.90

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Macro Allocation Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class Y	Period Ended	Returns
Best Quarter	December 31, 2020	8.97%
Worst Quarter	March 31, 2020	-8.52%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.97%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	9/26/2012	1.92%	-0.57%	1.06%
Return After Taxes on Distributions		-1.57	-2.12	-0.85
Return After Taxes on Distributions and Sale of Fund Shares		1.15	-1.04	0.05

Class A	8/28/2013	-3.91	-1.94	0.24

Class C	8/28/2013	-0.13	-1.57	0.20

Class R	8/28/2013	1.46	-1.06	0.56

Class R5	8/28/2013	1.91	-0.58	1.05

Class R6	8/28/2013	1.78	-0.58	1.04

Bloomberg 3-month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes)		5.29	2.51	1.80

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Multi-Asset Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	March 31, 2019	8.90%
Worst Quarter	March 31, 2020	-20.02%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.90%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	12/14/2011	0.35%	-1.44%	2.41%
Return After Taxes on Distributions		-2.09	-3.87	0.10
Return After Taxes on Distributions and Sale of Fund Shares		0.20	-2.07	0.87

Class C	12/14/2011	4.18	-1.10	2.38

Class R	12/14/2011	5.85	-0.59	2.73

Class Y	12/14/2011	6.38	-0.09	3.24

Class R5	12/14/2011	6.33	-0.10	3.24

Class R6	9/24/2012	6.61	0.00	3.29

Custom Invesco Multi-Asset Income Index is composed of 60% of the Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 40% of the MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		7.97	4.42	4.95

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Fundamental Alternatives Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Fundamental Alternatives Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	March 31, 2024	3.72%
Worst Quarter	March 31, 2020	-5.75%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.72%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	1/3/1989	-0.09%	-0.05%	0.85%
Return After Taxes on Distributions		-0.73	-0.83	0.31
Return After Taxes on Distributions and Sale of Fund Shares		0.15	-0.19	0.56

Class C	9/1/1993	3.91	0.32	0.81

Class R	3/1/2001	5.47	0.83	1.16

Class Y	12/16/1996	5.95	1.33	1.67

Class R5	5/24/2019	6.19	1.50	1.65 [1]

Class R6	2/28/2013	6.15	1.51	1.85

HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		5.27	2.81	2.00

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)		-1.69	-1.96	0.15

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us